Form 13F
			Form 13F Cover Page

Report for the Quarter Ended June 30, 2007

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] Adds new Holdings entries.

Institutional Investment Manager Filing this Report:

Name:		American FUnd Advisors, Inc.
		175 Great Neck Road
		Suite 204
		Great Neck, NY  10021

13F File Number:	801-14138

The Institutional Investment Manager Filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-487-0200
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Great Neck, NY, July 24, 2007

Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers:			0

Form 13F Information Table Entry Total:		       25

Form 13F Information Table Value Total:		   10,366


List of Other Included Managers:




[PAGE]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103      787    11225 SH       Sole                    11225
AT&T INC.                      COM              001957509      529    12750 SH       Sole                    12750
BANK OF AMERICA CORP.          COM              060505104      461     9421 SH       Sole                     9421
CHICO'S FAS, INC.              COM              168615102      226     9300 SH       Sole                     9300
CISCO SYSTEMS, INC.            COM              17275R102      412    14800 SH       Sole                    14800
CITIGROUP INC.                 COM              172967101      754    14700 SH       Sole                    14700
EXXON MOBIL CORPORATION        COM              302290101      512     6100 SH       Sole                     6100
GENERAL ELECTRIC CO.           COM              369604103      938    24500 SH       Sole                    24500
HALLIBURTON CO.                COM              406216101      428    12400 SH       Sole                    12400
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      296     3000 SH       Sole                     3000
INTL. PAPER CO.                COM              460146103      246     6300 SH       Sole                     6300
JOHNSON & JOHNSON              COM              478160104      539     8750 SH       Sole                     8750
KRAFT FOODS INC.               COM              50075h101      274     7766 SH       Sole                     7766
LEGAL ACCESS TECHNOLOGIES INC. COM              52464h201        8   200000 SH       Sole                   200000
MERCK & CO.                    COM              589331107      279     5600 SH       Sole                     5600
MICROSOFT CORP.                COM              594918104      276     9350 SH       Sole                     9350
MORGAN (J.P.) CHASE & CO.      COM              46625H100      276     5700 SH       Sole                     5700
PNC BANK CORP.                 COM              693475105      351     4900 SH       Sole                     4900
ROHM & HAAS CO.                COM              775371107      246     4500 SH       Sole                     4500
STANLEY WORKS                  COM              854616109      337     5550 SH       Sole                     5550
UNITED TECHNOLOGIES CORP.      COM              913017109      553     7800 SH       Sole                     7800
VCA ANTECH INC.                COM              918194101      273     7250 SH       Sole                     7250
VECTOR GROUP LTD.              COM              92240M108      512    22710 SH       Sole                    22710
WASHINGTON MUTUAL INC.         COM              939322103      604    14170 SH       Sole                    14170
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10